Pauline A. Candaux
Vice President & Chief Counsel
Corporate & Financial Law
[CIGNA Logo]

Routing TL48C
Two Liberty Place
Philadelphia PA 19192
Telephone 215-761-6242
Facsimile 215-761-8648
pauline.candaux@cigna.com

February 23, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

Attention: Filing Desk Stop 1-4

Re:	CIGNA Corporation
Annual Report on Form 10-K
File Number 1-8323

Dear Sir or Madam:

On behalf of CIGNA Corporation (the “Company”), I submit for filing pursuant to Section 13 of the Securities Exchange Act of 1934, the Company’s Annual Report on Form 10-K for the year ended December 31, 2005.

In accordance with General Instruction D(3) to Form 10-K, the Company notes that the Financial Statements in the Report do not reflect changes in any accounting principles or practices, or in the method of applying any such principles or practices except as disclosed in Notes 2(A) and 2(B) to the financial statements (see Exhibit 13).

If you have any questions concerning this filing, kindly telephone me.

Very truly yours,

/s/ Pauline A. Candaux